Document and Entity Information	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity Registrant Name	Pioneer Bancorp, Inc./MD
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38991
Entity Tax Identification Number	83-4274253
Entity Address, Address Line One	652 Albany Shaker Road
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12211
City Area Code	518
Local Phone Number	730-3025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001769663
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBFS
Security Exchange Name	NASDAQ